Summary of Significant Accounting Policies - Schedule of calculation of basic and diluted net income (loss) per ordinary share (Detail) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Class A Redeemable Ordinary Shares [Member]
Basic net income (loss) per share:
Allocation of net income (loss)	$ 0	$ 660,571	$ 1,388,502	$ 2,788,943	$ 1,093,272	$ 6,325,884
Weighted-average shares outstanding	0	28,750,000	17,569,444	28,750,000	8,736,188	18,825,342
Basic income (loss) per share	$ 0	$ 0.02	$ 0.08	$ 0.1	$ 0.13	$ 0.34
Diluted net income (loss) per share:
Allocation of net income diluted	$ 0	$ 660,571	$ 1,368,414	$ 2,788,943	$ 1,080,626	$ 6,304,223
Weighted-average shares outstanding	0	28,750,000	17,569,444	28,750,000	8,736,188	18,825,342
Diluted income per share	$ 0	$ 0.02	$ 0.08	$ 0.1	$ 0.13	$ 0.33
Class A and B Non Redeemable Ordinary shares [Member]
Basic net income (loss) per share:
Allocation of net income (loss)	$ (18,958)	$ 181,801	$ 574,225	$ 767,566	$ 845,363	$ 2,465,990
Weighted-average shares outstanding	6,250,000	7,912,500	7,265,972	7,912,500	6,755,180	7,338,596
Basic income (loss) per share	$ 0	$ 0.02	$ 0.08	$ 0.1	$ 0.13	$ 0.34
Diluted net income (loss) per share:
Allocation of net income diluted	$ 0	$ 181,801	$ 594,313	$ 767,566	$ 858,009	$ 2,487,651
Weighted-average shares outstanding	0	7,912,500	7,630,556	7,912,500	6,936,464	7,428,493
Diluted income per share	$ 0	$ 0.02	$ 0.08	$ 0.1	$ 0.12	$ 0.33